STOCK BASED COMPENSATION - Other details (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Stock-based compensation
Weighted-average fair value of options granted (in dollars per share)	$ 4.71	$ 1.03
Unrecognized stock-based compensation balance for unvested options	$ 9,800,000
2016 Plan
Stock-based compensation
Weighted-average fair value of options granted (in dollars per share)			$ 1.54	$ 0.66
Unrecognized stock-based compensation balance for unvested options			$ 1,300,000	$ 100,000
Unrecognized stock-based compensation balance for unvested options expected to be recognized (in years)			2 years 1 month 6 days	2 years 1 month 6 days
Total fair value of options vested			$ 40,000
Maximum | 2016 Plan
Stock-based compensation
Total fair value of options vested				$ 1,000